Consolidated Statements of Operations and Other Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Diluted loss per ADS - USD	$ 1.20	$ 1.01	$ 2.50
Number of ADSs used in calculating diluted loss per ADS (in Shares)	18,081,087	17,568,036	11,500,113
Diluted loss (profit) per ADS – USD		$ 0.04	$ (0.05)